Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statement of Comprehensive Income
Net income	$ 16,604		$ 15,855		$ 14,833
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	(44)		(693)		712
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	8		(14)		70
Reclassification of (gains)/losses to net income	(42)		(231)		0
Subsequent changes in previously impaired securities arising during the period	20		4		8
Total net changes related to available-for-sale securities	(14)		(241)		78
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	32		(266)		371
Reclassification of (gains)/losses to net income	(253)		511		203
Total unrealized gains/(losses) on cash flow hedges	(220)	[1]	245		573	[1]
Retirement-related benefit plans (Note L)
Prior service costs/(credits)			(28)		28
Net (losses)/gains arising during the period	(7,489)		(5,463)		(2,728)
Curtailments and settlements	(2)		11		10
Amortization of prior service (credits)/costs	(148)		(157)		(183)
Amortization of net (gains)/losses	2,457		1,847		1,249
Total retirement-related benefit plans	(5,182)		(3,790)		(1,624)
Other comprehensive income/(loss), before tax (Note L)	(5,460)		(4,479)		(260)	[1]
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	1,587		1,339		348
Other comprehensive income/(loss) (Note L)	(3,874)	[1]	(3,142)	[1]	87	[1]
Total comprehensive income/(loss)	$ 12,731	[1]	$ 12,713		$ 14,920

[1]	Amounts may not add due to rounding.